Allowance for Loan Losses - Summary of Performing and Nonperforming Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Recorded Investment [Line Items]
Loans	$ 341,829	$ 320,132
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	109,752	101,198
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	26,718	17,692
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,625	5,629
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	81,769	83,419
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	50,815	49,420
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,687	1,481
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	55,752	52,311
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	9,711	8,982
Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	340,379	319,349
Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	109,360	101,198
Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	26,528	17,497
Performing [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,625	5,629
Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	80,923	82,878
Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	50,793	49,407
Performing [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,687	1,481
Performing [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	55,752	52,277
Performing [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	9,711	8,982
Non-Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,450	783
Non-Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	392
Non-Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	190	195
Non-Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	846	541
Non-Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 22	13
Non-Performing [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans		$ 34